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WRITER’S DIRECT DIAL NUMBER: (415) 315-2306

December 5, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc. (Registration Nos. 033-88316 and 811-08932)

Ladies and Gentlemen:

On behalf of Artisan Partners Funds, Inc., accompanying this letter for electronic filing under Rule 30b2-1(a) of the Investment Company Act of 1940, as amended, is Form N-CSR.

Please call me at 415-315-2306 or my colleague Rajib Chanda at 202-508-4671 if you have any questions regarding this filing.

Sincerely,

/s/ Jimena Acuña Smith
Jimena Acuña Smith